Information about subsidiaries (Details)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Fibesa S.A. [Member]
Disclosure of joint ventures [line items]
Place of business	Argentina
Main activity	Mandatary
% of ownership interest held	100.00%	100.00%
% of ownership interest held by non-controlling interests
Centro de Entretenimientos La Plata SA [Member]
Disclosure of joint ventures [line items]
Place of business	Argentina
Main activity	Real estate
% of ownership interest held	100.00%
% of ownership interest held by non-controlling interests
Torodur S.A. [Member]
Disclosure of joint ventures [line items]
Place of business	Uruguay
Main activity	Investment
% of ownership interest held	100.00%	100.00%
% of ownership interest held by non-controlling interests
Shopping Neuquen S.A. [Member]
Disclosure of joint ventures [line items]
Place of business	Argentina
Main activity	Real estate
% of ownership interest held	99.95%	99.92%
% of ownership interest held by non-controlling interests	0.05%	0.08%
Arcos del Gourmet S.A. [Member]
Disclosure of joint ventures [line items]
Place of business	Argentina
Main activity	Real estate
% of ownership interest held	90.00%	90.00%
% of ownership interest held by non-controlling interests	10.00%	10.00%
Panamerican Mall S.A. [Member]
Disclosure of joint ventures [line items]
Place of business	Argentina
Main activity	Real estate
% of ownership interest held	80.00%	80.00%
% of ownership interest held by non-controlling interests	20.00%	20.00%
Entertainment Holdings S.A. [Member]
Disclosure of joint ventures [line items]
Place of business	Argentina
Main activity	Investment
% of ownership interest held	70.00%	70.00%
% of ownership interest held by non-controlling interests	30.00%	30.00%
Emprendimiento Recoleta S.A. [Member]
Disclosure of joint ventures [line items]
Place of business	Argentina
Main activity	Real estate
% of ownership interest held	53.68%	53.68%
% of ownership interest held by non-controlling interests	46.32%	46.32%